RESEARCH AND DEVELOPMENT EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expenses [Line Items]
Share-based compensation	$ (65)	$ 726	$ 1,209
Total research and development, net	7,618	6,837	5,491
Research and development, net [Member]
Research and Development Expenses [Line Items]
Salaries and related expenses	4,410	4,656	4,683
Share-based compensation	234	116	234
Materials	1,508	614	596
Subcontractors and consultants	311	456	320
Depreciation	138	147	121
Cost for registration of patents	126	157	150
Others	1,099	893	511
Research and development	7,826	7,039	6,615
Less participation of the NATI and BIRD Foundation	(208)	(202)	(1,124)
Total research and development, net	$ 7,618	$ 6,837	$ 5,491